INVENTORIES, NET (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INVENTORIES, NET
Merchandise available for sale	$ 7,550	$ 6,642
Less: inventories provision for slow-moving and obsolescence	(469)	(889)
Total inventories, net	$ 7,081	$ 5,753